Shareholder Report, Holdings (Details) - M3Sixty Onchain U.S. Government Money Market Fund - Institutional Class Shares	Mar. 31, 2025
U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
U.S. Treasury Bill, 4.19%, 04/08/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.63%